Commitments (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments Details
The lease calls for monthly payments	$ 6,020
Company agreed to compensate Mr. Grisaffi bonus obligations based on the profitability of the Company			$ 120,000
Company issued shares of Preferred Series A stock to Mr. Grisaffi under the terms of the agreement			1,000,000
Company agreed to compensate Mr. Shuman bonus obligations based on the profitability of the Company		$ 120,000
Company issued shares of common stock		21,000,000
Warrants to purchase shares of common stock		20,000,000